Accounts Receivable (Components Of Accounts Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivables [Line Items]
Trade receivables	$ 17,618	$ 64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)		13,000
Other	3,382	6,871
Accounts receivable	$ 26,460	$ 101,233